Share Capital (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended				12 Months Ended					12 Months Ended		0 Months Ended
	Nov. 02, 2011 USD ($)	Aug. 06, 2007	Nov. 27, 2006 USD ($)	Nov. 10, 2006 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2011 AerCap Holdings C.V. [Member] USD ($)	Nov. 10, 2006 AerCap Holdings C.V. [Member] EUR (€)	Dec. 31, 2011 Limited Partners [Member] AerCap Holdings C.V. [Member]	Dec. 31, 2011 General Partner [Member] AerCap Holdings C.V. [Member]	Mar. 25, 2010 Genesis [Member]	Nov. 11, 2010 Waha Capital PJSC [Member]
Share Capital [Line Items]
Partnership capital								$ 370,000
Number of partners										4	1
Shares outstanding				78,236,957		149,232,426	149,232,426	45,000
Share split, effective date				November 10, 2006
Share split, conversion ratio				1,738.60
Ordinary share capital, shares issued			26,100,000	78,236,957		149,232,426	149,232,426
Ordinary share, par value				€ 0.01			€ 0.01		€ 1.00
Cash received for new shares issued						785,703
Issuance of equity capital, sale price per share			$ 23
Proceeds from initial public offering			143,017
Repayment of senior and subordinated debt					168,600
Write off debt issuance costs					3,300
Prepayment penalties paid					1,686
Shares issued for acquisition												34,348,858	29,846,611
Shares authorized						250,000,000	250,000,000
Public offering		20,000,000	6,800,000
Treasury stock acquired, shares	9,402,663
Consideration for repurchase of ordinary shares	$ 100,000				$ 100,000
Average share price of shares repurchased	$ 10.64
Treasury stock, shares							9,332,982